ACCOUNTS RECEIVABLE, NET (Details Narrative)	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)
Accounts Receivable Net
Allowance for expected credit losses	$ 225,347	$ 28,891	$ 558,069	$ 212,718
Bad debt write-off of account receivable				$ 97,500